PENSION AND OTHER POST-RETIREMENT BENEFITS (Tables)	12 Months Ended
Oct. 27, 2013
PENSION AND OTHER POST-RETIREMENT BENEFITS
Schedule of net periodic cost of defined benefit plans

	Pension Benefits			Post-retirement Benefits
(in thousands)	2013	2012	2011	2013	2012	2011
Service cost	$ 30,979	$ 23,425	$ 24,206	$ 2,494	$ 2,272	$ 2,219
Interest cost	47,688	49,135	50,282	14,910	17,910	18,891
Expected return on plan assets	(73,144)	(68,511)	(62,989)	–	–	–
Amortization of prior service cost	(5,079)	(5,079)	(607)	(1,332)	3,561	4,341
Recognized actuarial loss (gain)	34,019	20,130	16,633	7,719	(3)	(4)
Curtailment charge	6	–	–	–	–	–
Net periodic cost	$ 34,469	$ 19,100	$ 27,525	$23,791	$23,740	$25,447

Schedule of reconciliation of the beginning and ending balances of the benefit obligation, the fair value of plan assets, and the funded status of the plans

	Pension Benefits		Post-retirement Benefits
(in thousands)	2013	2012	2013	2012
Change in benefit obligation:
Benefit obligation at beginning of year	$1,192,369	$ 942,626	$389,512	$351,134
Service cost	30,979	23,425	2,494	2,272
Interest cost	47,688	49,135	14,910	17,910
Plan amendments	–	–	(68)	(22,262)
Actuarial (gain) loss	(125,072)	222,541	(51,290)	63,177
Employee contributions	–	–	2,512	2,495
Medicare Part D subsidy	–	–	2,217	2,320
Benefits paid	(47,904)	(45,358)	(25,840)	(27,534)
Benefit obligation at end of year	$1,098,060	$1,192,369	$334,447	$389,512

	Pension Benefits		Post-retirement Benefits
(in thousands)	2013	2012	2013	2012
Change in plan assets:
Fair value of plan assets at beginning of year	$ 939,230	$ 870,923	$ –	$ –
Actual return on plan assets	170,116	83,533	–	–
Employee contributions	–	–	2,512	2,495
Employer contributions	25,873	30,132	23,328	25,039
Benefits paid	(47,904)	(45,358)	(25,840)	(27,534)
Fair value of plan assets at end of year	$1,087,315	$ 939,230	$ –	$ –
Funded status at end of year	$ (10,745)	$(253,139)	$(334,447)	$(389,512)

Schedule of amounts recognized in the Consolidated Statements of Financial Position

	Pension Benefits		Post-retirement Benefits
(in thousands)	2013	2012	2013	2012
Pension assets	$ 162,535	$ 49	$ –	$ –
Employee related expenses	(4,159)	(3,650)	(22,338)	(23,622)
Pension and post-retirement benefits	(169,121)	(249,538)	(312,109)	(365,890)
Net amount recognized	$ (10,745)	$(253,139)	$ (334,447)	$(389,512)

Schedule of weighted-average assumptions used to determine benefit obligations and net periodic benefit costs

Weighted-average assumptions used to determine benefit obligations are as follows:

	2013	2012
Discount rate	4.89%	4.05%
Rate of future compensation increase (for plans that base benefits on final compensation level)	3.91%	3.97%

Weighted-average assumptions used to determine net periodic benefit costs are as follows:

	2013	2012	2011
Discount rate	4.05%	5.33%	5.82%
Rate of future compensation increase (for plans that base benefits on final compensation level)	3.97%	3.93%	4.03%
Expected long-term return on plan assets	7.90%	8.00%	8.00%

Schedule of effects of one-percentage-point change in assumed discount rate, expected long-term rate of return on plan assets, rate of future compensation increase, and health care cost trend rate

	1-Percentage-Point
	Expense		Benefit Obligation
(in thousands)	Increase	Decrease	Increase	Decrease
Pension Benefits:
Discount rate	$(9,833)	$15,569	$(133,968)	$166,887
Expected long-term rate of return on plan assets	(10,731)	10,731	–	–
Rate of future compensation increase	1,257	(1,208)	6,636	(6,463)
Post-retirement Benefits:
Discount rate	$1,087	$3,684	$(32,338)	$39,046
Health care cost trend rate	1,529	(1,405)	35,049	(29,181)

Schedule of actual and target weighted-average asset allocations for pension plan assets

	2013		2012
Asset Category	Actual	Target Range	Actual	Target Range
Large Capitalization Equity	29.2%	15-35%	29.4%	20-35%
Hormel Foods Corporation Stock	6.7%	0-10%	5.2%	0-10%
Small Capitalization Equity	6.3%	5-15%	5.7%	5-15%
International Equity	22.0%	15-25%	19.7%	15-25%
Private Equity	4.2%	0-15%	3.6%	0-15%
Total Equity Securities	68.4%	55-75%	63.6%	55-75%
Fixed Income	30.0%	25-45%	35.0%	25-45%
Cash and Cash Equivalents	1.5%	–	1.4%	–

Schedule of benefits expected to be paid over the next ten fiscal years
(in thousands)	Pension Benefits	Post- retirement Benefits
2014	$ 48,716	$ 20,502
2015	50,234	20,849
2016	52,559	20,977
2017	55,428	20,943
2018	58,367	20,994
2019 – 2023	339,843	101,459

Schedule of fair values of the defined benefit pension plan investments

	Fair Value Measurements at October 27, 2013
(in thousands)	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at Fair Value:
Cash equivalents(1)	$ 16,373	$ 16,373	$ –	$ –
Large Capitalization Equity(2)
Domestic	$ 355,084	$248,398	$106,686	$ –
Foreign	35,466	35,466	–	–
Total Large Capitalization Equity	$ 390,550	$283,864	$106,686	$ –
Small Capitalization Equity(3)
Domestic	$ 60,579	$ 60,579	$ –	$ –
Foreign	7,503	7,503	–	–
Total Small Capitalization Equity	$ 68,082	$ 68,082	$ –	$ –
International Equity(4)
Mutual fund	$ 66,260	$ –	$ 66,260	$ –
Collective trust	173,044	–	173,044	–
Total International Equity	$ 239,304	$ –	$239,304	$ –
Private Equity(5)
Domestic	$ 35,226	$ –	$ –	$35,226
International	10,557	–	–	10,557
Total Private Equity	$ 45,783	$ –	$ –	$45,783
Total Equity	$ 743,719	$351,946	$345,990	$45,783
Fixed Income(6)
US government issues	$ 104,087	$ 77,381	$ 26,706	$ –
Municipal issues	21,405	–	21,405	–
Corporate issues – domestic	176,319	–	176,319	–
Corporate issues – foreign	25,412	–	25,412	–
Total Fixed Income	$ 327,223	$ 77,381	$249,842	$ –
Total Investments at Fair Value	$1,087,315	$445,700	$595,832	$45,783

	Fair Value Measurements at October 28, 2012
(in thousands)	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at Fair Value:
Cash equivalents(1)	$ 13,544	$ 13,544	$ –	$ –
Large Capitalization Equity(2)
Domestic	$298,375	$181,994	$116,381	$ –
Foreign	26,503	26,503	–	–
Total Large Capitalization Equity	$324,878	$208,497	$116,381	$ –
Small Capitalization Equity(3)
Domestic	$ 47,883	$ 47,883	$ –	$ –
Foreign	5,456	5,456	–	–
Total Small Capitalization Equity	$ 53,339	$ 53,339	$ –	$ –
International Equity(4)
Mutual fund	$ 50,317	$ –	$ 50,317	$ –
Collective trust	134,926	–	134,926	–
Total International Equity	$185,243	$ –	$185,243	$ –
Private Equity(5)
Domestic	$ 26,785	$ –	$ –	$26,785
International	6,883	–	–	6,883
Total Private Equity	$ 33,668	$ –	$ –	$33,668
Total Equity	$597,128	$261,836	$301,624	$33,668
Fixed Income(6)
US government issues	$122,207	$ 94,346	$ 27,861	$ –
Municipal issues	18,294	–	18,294	–
Corporate issues — domestic	166,029	–	166,029	–
Corporate issues — foreign	22,028	–	22,028	–
Total Fixed Income	$328,558	$ 94,346	$234,212	$ –
Total Investments at Fair Value	$939,230	$369,726	$535,836	$33,668

The following is a description of the valuation methodologies used for instruments measured at fair value, including the general classification of such instruments pursuant to the valuation hierarchy:

(1)    Cash Equivalents: These Level 1 investments consist primarily of money market mutual funds that are highly liquid and traded in active markets.

(2)    Large Capitalization Equity: The Level 1 investments include a mix of predominately U.S. common stocks and foreign common stocks, which are valued at the closing price reported on the active market in which the individual securities are traded. The Level 2 investment includes a mutual fund consisting of a mix of U.S. common stocks that is valued at the publicly available net asset value (NAV) of shares held by the pension plans at year end.

(3)    Small Capitalization Equity: The Level 1 investments include a mix of predominately U.S. common stocks and foreign common stocks, which are valued at the closing price reported on the active market in which the individual securities are traded.

(4)    International Equity: These Level 2 investments include a mix of collective investment funds and mutual funds. The mutual funds are valued at the publicly available NAV of shares held by the pension plans at year end. The value of the collective investment funds is based on the fair value of the underlying investments and the NAV can be calculated for these funds.

(5)    Private Equity: These Level 3 investments consist of various collective investment funds, which are managed by a third party, that invest in a well diversified portfolio of equity investments from top performing, high quality firms that focus on U.S. and foreign small to mid markets; venture capitalists; and entrepreneurs with a concentration in areas of innovation. Investment strategies include buyouts, growth capital, buildups, and distressed; investment strategies also include early stages of company development mainly in the U.S. The fair value of the units for these investments is based on the fair value of the underlying investments, and the NAV can be calculated for these funds.

(6)    Fixed Income: The Level 1 investments include U.S. Treasury bonds and notes, which are valued at the closing price reported on the active market in which the individual securities are traded. The Level 2 investments consist principally of U.S. government securities, which are valued daily using institutional bond quote sources and mortgage-backed securities pricing sources; municipal, domestic, and foreign securities, which are valued daily using institutional bond quote sources; and mutual funds invested in long-duration corporate bonds that are valued at the publicly available NAV of shares held by the pension plans at year-end.

Schedule of reconciliation of the beginning and ending balance of the investments measured at fair value using significant unobservable inputs (Level 3)

(in thousands)	2013	2012
Beginning Balance	$33,668	$21,847
Purchases, issuances, and settlements (net)	7,288	9,316
Unrealized gains	2,718	478
Realized gains	1,471	1,812
Interest and dividend income	638	215
Ending Balance	$45,783	$33,668